Components of Expense (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Federal: Canada
Current	$ (432)	$ (1,388)
Deferred	(21)	1,964
Federal Income Tax Expense (Benefit), Continuing Operations, Total	(453)	576
Provincial: Canada
Current	(332)	94
Deferred	(16)	(423)
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	(348)	(329)
Foreign:
Current	566	786
Deferred	319	(1,428)
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	885	(642)
Total expense (benefit)	$ 84	$ (395)